Income Taxes (Tables) - Atlas Sand Company LLC [Member]	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Current income tax provision:
Federal	$—	$—	$—
State	1,858	471	(294)

Total current income tax provision (benefit)	$1,858	$471	$(294)
Deferred income tax provision:
Federal	$—	$—	$—
State	(2)	360	666

Total deferred income tax provision (benefit)	$(2)	$360	$666

Income tax provision	$1,856	$831	$372

Income tax expense was different than the amounts computed by applying the statutory federal income tax rate for partnerships (0%) as follows (in thousands, except effective tax rates):

	For the Year Ended December 31,
	2022	2021	2020
Income before income taxes	$218,862	$5,089	$(34,070)
Income tax expense at the federal statutory rate	—	—	—
State income tax expense	1,856	831	372

Income tax expense	$1,856	$831	$372
Effective tax rate	0.8%	16.3%	(1.1)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred tax assets:
Other	$—	$—

Total deferred tax assets	$—	$—

Deferred tax liabilities:
Depreciable and depletable assets	$1,906	$1,908
Other	—	—

Total deferred tax liabilities	$1,906	$1,908